Report Of The Directors Financial Review Risk Report - Scenario weighting (Details)	12 Months Ended
Dec. 31, 2022 market
United States, Canada, Mexico
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Number of markets with lower level of uncertainty	3
United States, United Kingdom, Hong Kong, China
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Number of markets with lower level of uncertainty	4
Upside and central scenarios | Mainland China
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	75.00%
Upside and central scenarios | – Hong Kong
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	75.00%
Upside and central scenarios | – UK
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	65.00%
Upside and central scenarios | United States, Canada, Mexico
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	75.00%
Upside and central scenarios | – France
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	65.00%
Upside and central scenarios | UAE
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	7500.00%